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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22793

Invesco Securities Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza,

Suite 1000 Houston,

Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor

11 Greenway Plaza,

Suite 1000 Houston,

Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2013

Invesco Balanced-Risk Aggressive Allocation Fund

2	Fund Performance

3	Letters to Shareholders

4	Consolidated Schedule of Investments

6	Consolidated Financial Statements

8	Notes to Consolidated Financial Statements

15	Consolidated Financial Highlights

16	Fund Expenses

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/25/13 to 4/30/13

Invesco Balanced-Risk Aggressive Allocation Fund	3.60%
Custom Balanced-Risk Aggressive Allocation Broad Market Index▼ (Broad Market Index)	4.67
Custom Balanced-Risk Aggressive Allocation Style-Specific Index■ (Style-Specific Index)	4.75
Lipper Global Flexible Portfolio Funds Index[t] (Peer Group Index)	3.54
Source(s):▼ Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, Barclays via FactSet Research Systems Inc.; [t]Lipper Inc.

The Custom Balanced-Risk Aggressive Allocation Broad Market Index consists of 75% S&P 500 Index and 25% Barclays U.S. Aggregate Index.

The Custom Balanced-Risk Aggressive Allocation Style-Specific Index consists of 75% MSCI World Index ND and 25% Barclays U.S. Aggregate Index.

The Lipper Global Flexible Portfolio Funds Index is an equally weighted representation of the largest funds in the Lipper Global Flexible Portfolio Funds classification. These funds allocate their investments across various asset classes, including both domestic and foreign stocks, bonds and money market instruments, with a focus on total return.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market

The MSCI World IndexSM ND is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated,index results include reinvested dividends, and they do not reflect sales charges.

Cumulative Total Return
As of 4/30/13
Invesco Balanced-Risk Aggressive Allocation Fund
Inception (2/25/13)	3.60%

Cumulative Total Return As of 3/31/13, the most recent calendar quarter end Invesco Balanced-Risk Aggressive Allocation Fund
Inception (2/25/13)	2.20%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Performance figures reflect reinvested distributions and changes in net asset value. Shares of the Fund are sold at net asset value without a sales charge. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio for the period ended April 30, 2013, is 1.40%.

2                         Invesco Balanced-Risk Aggressive Allocation Fund

Letters to Shareholders

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■  Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■  Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■  Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                         Invesco Balanced-Risk Aggressive Allocation Fund

Consolidated Schedule of Investments

April 30, 2013

(Unaudited)

	Principal Amount	Value
U.S. Treasury Bills–52.84%(a)
0.12%, 06/27/13(b)	$3,500,000	$3,499,889
0.12%, 07/11/13	11,755,000	11,754,535
0.12%, 08/01/13(b)	32,010,000	32,006,313
0.08%, 10/24/13	13,255,000	13,250,135
Total U.S. Treasury Bills (Cost $60,501,624)		60,510,872

	Shares	Value
Money Market Funds–40.51%(c)
Liquid Assets Portfolio–Institutional Class	16,104,196	$16,104,196
Premier Portfolio–Institutional Class	16,104,196	16,104,196
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class	14,178,176	14,178,176
Total Money Market Funds (Cost $46,386,568)		46,386,568
TOTAL INVESTMENTS–93.35% (Cost $106,888,192)		106,897,440
OTHER ASSETS LESS LIABILITIES–6.65%		7,615,812
NET ASSETS–100.00%		$114,513,252

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open swap agreements. See Note 1J and Note 4.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Open Futures Contracts and Swap Agreements at Period-End(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Australian 10 Year Bonds	199	June-2013	$25,771,152	$934,447
Brent Crude	37	September-2013	3,751,060	(260,511)
Canadian 10 Year Bonds	139	June -2013	18,867,242	445,622
Dow Jones EURO STOXX 50 Index	359	June -2013	12,619,112	140,518
E-Mini S&P 500 Index	145	June -2013	11,543,450	412,442
Euro Bond	99	June -2013	19,111,540	384,650
FTSE 100 Index	126	June -2013	12,494,323	(36,853)
Gas Oil	39	May-2013	3,298,425	(191,236)
Gasoline RBOB	27	July-2013	3,157,056	(288,643)
Hang Seng Index	46	May-2013	6,699,553	152,970
Japanese 10 Year Bonds	12	June -2013	17,790,132	(73,610)
LME Aluminum	69	July-2013	3,217,125	(53,451)
Long Gilt	102	June -2013	19,015,201	761,035
Russell 2000 Index Mini	99	June -2013	9,356,490	146,567
Topix Tokyo Price Index	126	June -2013	15,082,778	2,309,477
U.S. Treasury 20 Year Bonds	110	June -2013	16,321,250	485,580
WTI Crude	7	October-2013	651,000	(23,981)
Total Futures Contracts				$5,245,023

(a)	Futures collateralized by $7,350,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4                         Invesco Balanced-Risk Aggressive Allocation Fund

Long Swap Agreements	Counterparty	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to Barclays Capital Copper 3m Deferred Excess Return Index and pay the product of (i) 0.30% of the Notional value multiplied by (ii) days in the period divided by 365	Barclays Capital Inc.	9,520	May-2014	$6,013,086	$(125,749)
Receive a return equal to the Canada 10 Year Bond Futures multiplied by the number of index units multiplied by 1,000	Bank of America Securities LLC	57	June-2013	7,736,927	91,326
Receive a return equal to CIBC Silver Index and pay the product of (i) 0.11% of the Notional Value multiplied by (ii) days in the period divided by 365	CIBC World Markets Corp.	36,520	February-2014	6,211,182	(800,474)
Receive a return equal to the Eurex Euro Bund Futures multiplied by the number of index units multiplied by 1,000	Bank of America Securities LLC	16	June-2013	3,088,734	96,075
Receive a return equal to the Eurex Euro Bund Futures multiplied by 0.01% of the Notional Value	Goldman Sachs & Co.	49	June-2013	9,459,247	178,069
Receive a return equal to Goldman Sachs Alpha Basket B472 Excess Return Strategy and pay the product of (i) 0.60% of the Notional Value multiplied by (ii) days in the period divided by 365	Goldman Sachs & Co.	6,050	April-2014	3,127,440	79,699
Receive a return equal to the Japan 10 Year Bond Futures multiplied by the number of index units multiplied by 1,000,000	Bank of America Securities LLC	1	June-2013	1,482,511	(5,983)
Receive a return equal to J.P. Morgan Bespoke Commodity (JMAB 165E) Index and pay the product of (i) 0.49% of the Notional Value multiplied by (ii) days in the period divided by 365	J.P. Morgan Securities Inc.	12,110	October-2013	7,857,772	160,693
Receive a return equal to the Long Gilt Futures multiplied by the number of index units multiplied by 1,000	Bank of America Securities LLC	49	June-2013	9,134,753	231,555
Receive a return equal to the LIFFE Long Gilt Futures multiplied by 0.01% of the Notional Value	Goldman Sachs & Co.	39	June-2013	7,270,518	145,410
Receive a return equal to Merrill Lynch Gold Excess Return Index and pay the product of (i) 0.14% of the Notional Value multiplied by (ii) days in the period divided by 365	Bank of America Securities LLC	140	February-2014	29,583	(2,291)
Receive a return equal to Monthly Rebalance Commodity Excess Return Index and pay the product of (i) 0.52% of the Notional Value multiplied by (ii) days in the period divided by 365	MF Global Inc.	2,600	December-2013	1,558,691	12,852
Receive a return equal to S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Value multiplied by (ii) days in the period divided by 365	J.P. Morgan Securities Inc.	49,160	October-2013	5,903,481	211,428
Total Swap Agreements					$272,610

Risk Allocation

By asset class

Asset Class	Risk Contribution	% of Net Assets as of 04/30/13*
Equities	47.2%	60.4%
Fixed Income	26.2	119.5
Commodities	26.6	41.1

*	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Balanced-Risk Aggressive Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $60,501,624)	$60,510,872
Investments in affiliated money market funds, at value and cost	46,386,568
Total investments, at value (Cost $106,888,192)	106,897,440
Receivable for:
Deposits with brokers for open futures contracts	7,350,000
Fund shares sold	215,084
Dividends	2,801
Fund expenses absorbed	26,358
Unrealized appreciation on swap agreements	272,610
Other assets	17,995
Total assets	114,782,288

Liabilities:
Payable for:
Swap income	4,100
Variation margin	243,356
Accrued fees to affiliates	1,801
Accrued trustees’ and officers’ fees and benefits	3,216
Accrued other operating expenses	16,563
Total liabilities	269,036
Net assets applicable to shares outstanding	$114,513,252

Net assets consist of:
Shares of beneficial interest	$110,530,227
Undistributed net investment income (loss)	(205,756)
Undistributed net realized gain (loss)	(1,338,100)
Unrealized appreciation	5,526,881
$114,513,252

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Outstanding	11,049,292
Net asset value per share	$10.36

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Balanced-Risk Aggressive Allocation Fund

Consolidated Statement of Operations

For the period February 25, 2013 (commencement date) through April 30, 2013

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$6,500
Interest	11,858
Total investment income	18,358

Expenses:
Advisory fees	214,370
Administrative services fees	8,767
Custodian fees	1,168
Transfer agent fees	1,566
Trustees’ and officers’ fees and benefits	4,028
Professional services fees	34,566
Other	9,083
Total expenses	273,548
Less: Fees waived	(49,434)
Net expenses	224,114
Net investment income (loss)	(205,756)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	2,055
Foreign currencies	(29,054)
Futures contracts	704,527
Swap agreements	(2,015,628)
(1,338,100)
Change in net unrealized appreciation of:
Investment securities	9,248
Futures contracts	5,245,023
Swap agreements	272,610
5,526,881
Net realized and unrealized gain	4,188,781
Net increase in net assets resulting from operations	$3,983,025

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Balanced-Risk Aggressive Allocation Fund

Consolidated Statement of Changes in Net Assets

For the period February 25, 2013 (commencement date) through April 30, 2013

(Unaudited)

April 30, 2013
Operations:
Net investment income (loss)	$(205,756)
Net realized gain (loss)	(1,338,100)
Change in net unrealized appreciation	5,526,881
Net increase in net assets resulting from operations	3,983,025
Share transactions—net	110,530,227
Net increase in net assets	114,513,252

Net assets:
Beginning of period	—
End of period (includes undistributed net investment income (loss) of $(205,756))	$114,513,252

Notes to Consolidated Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Aggressive Allocation Fund (the “Fund”) is a series portfolio of Invesco Securities Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund VI Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.

The Fund’s shares have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), which means that the Fund’s shares may not be sold publicly. However, the Trust may sell the Fund’s shares through private placements pursuant to available exemptions from registration under the 1933 Act. Shares of the Fund are sold only to other investment companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may

8                         Invesco Balanced-Risk Aggressive Allocation Fund

become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

9                         Invesco Balanced-Risk Aggressive Allocation Fund

G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
J.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since

10                         Invesco Balanced-Risk Aggressive Allocation Fund

entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

K.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
M.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $250 million	1.10%
Next $250 million	1.075%
Next $500 million	1.05%
Next $1.5 billion	1.025%
Next $2.5 billion	1.00%
Next $2.5 billion	0.975%
Next $2.5 billion	0.95%
Over $10 billion	0.925%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

The Adviser has contractually agreed, through at least February 28, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) to 1.15% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invest. As a result, total annual fund operating expenses after expense reimbursement may exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2014.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

11                         Invesco Balanced-Risk Aggressive Allocation Fund

For the period February 25, 2013 (commencement date) to April 30, 2014, the Adviser waived advisory fees of $49,434.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period February 25, 2013 (commencement date) to April 30, 2013, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the period February 25, 2013 (commencement date) to April 30, 2013, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor the Fund’s shares. The Fund does not pay a distribution fee to IDI under the agreement.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in consolidated the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$46,386,568	$—	$—	$46,386,568
U.S. Treasury Securities	—	60,510,872	—	60,510,872
	$46,386,568	$60,510,872	$—	$106,897,440
Futures*	5,245,023	—	—	5,245,023
Swap Agreements*	736,452	(463,842)	—	272,610
Total Investments	$52,368,043	$60,047,030	$—	$112,415,073

*	Unrealized appreciation (depreciation).

12                         Invesco Balanced-Risk Aggressive Allocation Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Commodity risk
Futures contracts(a)	$—	$(817,822)
Swap agreements(b)	464,672	(928,514)
Interest rate risk
Futures contracts(a)	3,011,334	(73,610)
Swap agreements(b)	742,435	(5,983)
Market risk
Futures contracts(a)	3,161,974	(36,853)
	$7,380,415	$(1,862,782)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets & Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the caption Unrealized appreciation on swap agreements.

Effect of Derivative Investments for the period February 25, 2013 (commencement date) to April 30, 2013:

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures*	Swap Agreements*
Realized Gain (Loss)
Commodity risk	$(718,968)	$(2,119,379)
Interest rate risk	(53,942)	103,751
Market risk	1,477,437	—
Change in Unrealized Appreciation (Depreciation)
Commodity risk	(817,822)	(463,842)
Interest rate risk	2,937,724	736,452
Market risk	3,125,121	—
Total	$5,949,550	$(1,743,018)

*	The average notional value of futures and swap agreements outstanding during the period was $182,906,154 and $62,883,663, respectively.

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, we must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

13                         Invesco Balanced-Risk Aggressive Allocation Fund

The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements. There were no derivative instruments subject to a netting agreement for which we are not currently netting.

Assets:	As of April 30, 2013
				Collateral Received
Counterparty	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$418,956	$(8,274)	$410,682	$-	$—	$410,682
Goldman Sachs & Co.	6,576,486	(928,285)	5,648,201	—	—	5,648,201
J.P. Morgan Securities Inc.	372,121	—	372,121	—	—	372,121
MF Global Inc.	12,852	—	12,852	—	—	12,852
Total	$7,380,415	$(936,559)	$6,443,856	$—	$—	$6,443,856

Liabilities:	As of April 30, 2013
				Collateral Pledged
Counterparty	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$8,274	$(8,274)	$—	$—	$—	$—
Goldman Sachs & Co.	928,285	(928,285)	—	—	—	—
Barclays Capital Inc.	125,749	—	125,749	(125,749)	—	—
CIBC World Markets Corp.	800,474	—	800,474	(800,474)	—	—
Total	$1,862,782	$(936,559)	$926,223	$(926,223)	$—	$—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period February 25, 2013 (commencement date) to April 30, 2013 was $0 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,248
Aggregate unrealized (depreciation) of investment securities	—
Net unrealized appreciation of investment securities	$9,248

Cost of investments is the same for tax and financial reporting purposes.

14                         Invesco Balanced-Risk Aggressive Allocation Fund

NOTE 8—Share Information

	Summary of Share Activity
	February 25, 2013 (commencement date) to April 30, 2013(a)
	Shares	Amount
Sold	11,076,945	$110,808,690
Reacquired	(27,653)	(278,463)
Net increase in share activity	11,049,292	$110,530,227

(a)	100% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by Invesco.

NOTE 9—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(f)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Period ended 04/30/13(d)	$10.00	$(0.02)	$0.38	$0.36	$10.36	3.60%	$114,513	1.15	%(e)	1.40	%(e)	(1.06	)%(e)	0%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of February 25, 2013.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $109,433.
(f)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.01% for the period ended April 30, 2013.

15                         Invesco Balanced-Risk Aggressive Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, if any, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The actual ending account value and expenses of the shares in the example below are based on an investment of $1,000 invested as of close of business February 25, 2013 (commencement date) and held through April 30, 2013.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business February 25, 2013 (commencement date) through April 30, 2013). Because the actual ending account value and expense information in the example is not based upon a six month period for the Fund’s shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[3]
$1,000.00	$1,036.00	$2.05	$1,019.09	$5.76	1.15%

[1]	The actual ending account value is based on the actual total return of the Fund for the period February 25, 2013 (commencement date), through April 30, 2013 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period 64 (as of close of business on February 25, 2013 (commencement date) through April 30, 2013)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

16                         Invesco Balanced-Risk Aggressive Allocation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-22793                 IBRAA-SAR-1         Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Securities Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.